Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill.
Schedule of changes in intangible assets

							Other
			Non-contractual				software,
			customer	Trademarks	Website	Patents and	licenses and
	Goodwill	CV database	relationships	and domains	software	copyrights	other	Total
Cost
Balance at January 1, 2021	9,881,100	737,913	2,572,532	1,902,437	212,508	6,473	77,491	15,390,454
Acquisition through business combinations (Note 8)	752,485	—	39,273	212	566,384	—	3,551	1,361,905
Additions arising from internal development	—	—	—	—	17,998	—	—	17,998
Other additions	—	—	—	33	5,212	3,667	90,685	99,597
Disposals	—	—	—	—	(27,063)	(2,741)	(57,887)	(87,691)
Foreign currency translation difference	(3,224)	—	—	113	(128)	—	(31)	(3,270)
Balance at December 31, 2021	10,630,361	737,913	2,611,805	1,902,795	774,911	7,399	113,809	16,778,993
Amortization
Balance at January 1, 2021	—	299,287	987,817	735,559	46,992	5,913	47,521	2,123,089
Amortization for the year	—	103,165	271,980	190,220	152,668	2,100	67,959	788,092
Disposals	—	—	—	—	(27,063)	(2,726)	(57,887)	(87,676)
Foreign currency translation difference	—	—	—	14	(1)	—	(21)	(8)
Balance at December 31, 2021	—	402,452	1,259,797	925,793	172,596	5,287	57,572	2,823,497
Net book value
At December 31, 2021	10,630,361	335,461	1,352,008	977,002	602,315	2,112	56,237	13,955,496

							Other
			Non-contractual				software,
			customer	Trademarks	Website	Patents and	licenses and
	Goodwill*	CV database	relationships*	and domains	software	copyrights	other	Total
Cost
Balance at January 1, 2020	6,954,183	635,605	2,043,760	1,526,889	163,466	5,735	88,743	11,418,381
Acquisition through business combinations (Note 8)	2,918,486	102,308	528,772	375,724	82,549	—	4,874	4,012,713
Additions arising from internal development	—	—	—	—	15,040	—	—	15,040
Other additions	—	—	—	—	10,973	1,588	56,053	68,614
Disposals	—	—	—	—	(59,545)	(874)	(72,265)	(132,684)
Foreign currency translation difference	8,431	—	—	(176)	25	24	86	8,390
Balance at December 31, 2020*	9,881,100	737,913	2,572,532	1,902,437	212,508	6,473	77,491	15,390,454
Amortization
Balance at January 1, 2020	—	235,725	783,441	583,022	73,713	4,440	50,440	1,730,781
Amortization for the year	—	63,562	204,376	152,559	32,824	2,333	69,309	524,963
Disposals	—	—	—	—	(59,545)	(860)	(72,265)	(132,670)
Foreign currency translation difference	—	—	—	(22)	—	—	37	15
Balance at December 31, 2020*	—	299,287	987,817	735,559	46,992	5,913	47,521	2,123,089
Net book value
At December 31, 2020*	9,881,100	438,626	1,584,715	1,166,878	165,516	560	29,970	13,267,365

Schedule of goodwill allocated to CGUs

	December 31,	December 31,
	2021	2020*
HeadHunter “Russia” operating segment	6,607,362	6,607,362
HeadHunter “Kazakhstan” operating segment	171,792	178,380
HeadHunter “Belarus” operating segment	180,236	176,872
Zarplata operating segment (see Note 8(b))	2,918,486	2,918,486
Skillaz operating segment (see Note 8(a))	752,485	—
Total goodwill	10,630,361	9,881,100

* Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8(b).